Summary of Significant Accounting Policies (Details) - Schedule of financial instruments measured at fair value on a recurring basis - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term investments:
Wealth management products	$ 11,700,400	$ 40,666,617
Long-term investments:
Structure deposits	7,249,319
Total	18,949,719
Level 1 [Member]
Short-term investments:
Wealth management products
Long-term investments:
Structure deposits
Total
Level 2 [Member]
Short-term investments:
Wealth management products	11,700,400	40,666,617
Long-term investments:
Structure deposits	7,249,319
Total	18,949,719
Level 3 [Member]
Short-term investments:
Wealth management products
Long-term investments:
Structure deposits
Total